Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by Nature
Schedule of amortization and depreciation expense classified by functions

	Thousands of Euros
	2024	2023 (*)	2022 (*)
Cost of sales	273,306	274,552	278,628
Research and development	53,311	64,731	44,295
Selling, general and administration expenses	111,280	107,139	88,057
	437,897	446,422	410,980

(*) Restated figures (Note 2.d)

Schedule of other operating income and expenses by function

	Thousands of Euros
	2024	2023 (*)	2022 (*)
Cost of sales	618,695	621,119	700,749
Research and development	192,877	168,358	164,229
Selling, general and administration expenses	712,137	798,720	584,489
	1,523,709	1,588,197	1,449,467

(*) Restated figures (Note 2.d)

Schedule of other operating income and expenses by nature

	Thousands of Euros
	Reference	2024	2023 (*)	2022 (*)
Changes in trade provisions		(21,007)	3,567	8,743
Professional services		379,903	424,332	307,385
Commissions		28,494	44,946	40,397
Supplies and auxiliary materials		194,672	210,489	254,344
Operating leases	Note 8	47,122	44,038	39,676
Freight		186,017	187,693	191,360
Repair and maintenance expenses		269,843	243,362	223,970
Advertising		83,901	80,223	91,887
Insurance		49,242	50,971	46,809
Royalties		21,817	21,766	13,646
Travel expenses		43,883	48,119	52,606
External services		106,121	98,876	89,799
R&D Expenses		108,227	98,947	94,903
Gains on disposal of assets		—	(3,042)	(22,236)
Other		25,474	33,910	16,178
Other operating income&expenses		1,523,709	1,588,197	1,449,467

(*) Restated figures (Note 2.d)